Consolidated Statements of Stockholders' Equity (USD $)	Total	Ergotron, Inc	Common Class A Ergotron, Inc	Common Class B Ergotron, Inc	Additional Paid-In Capital Ergotron, Inc	Shareholder note and interest receivable Ergotron, Inc	Retained Earnings (Accumulated Deficit) Ergotron, Inc	Accumulated Other Comprehensive Income (Loss) Ergotron, Inc	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-In Capital	Predecessor Retained Earnings (Accumulated Deficit)	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Comprehensive (Loss) Income	Successor	Successor Common Stock	Successor Additional Paid-In Capital	Successor Retained Earnings (Accumulated Deficit)	Successor Accumulated Other Comprehensive Income (Loss)	Successor Comprehensive (Loss) Income
Beginning Balance at Dec. 31, 2006		$ 18,835,435	$ 79,940	$ 9,569	$ 5,044,231		$ 13,576,681	$ 125,014
Beginning Balance shares at Dec. 31, 2006			7,994,017	956,882
Net (loss) earnings		5,674,299					5,674,299
Other comprehensive income (loss):
Currency translation adjustment		259,950						259,950
Net gain (loss) interest rate swap agreements, net of tax		(75,000)						(75,000)
Comprehensive (loss) income		5,859,249
Issuance of Class A common stock:
Pursuant to stock option agreements, net of shareholder note receivables		543,343	1,778		541,565
Pursuant to stock option agreements, net of shareholder note receivables, shares			177,835
Acquisition of affiliated company		440,000	800		439,200
Acquisition of affiliated company, shares			80,000
Class A common stock for Class B common stock			(436)	436
Exchange of Class A common stock for Class B common stock, shares			(43,586)	43,586
Redemption and retirement of common stock			(14,790)	(882)	(1,080,705)		(13,400,362)
Redemption and retirement of common stock, shares			(1,479,047)	(88,168)
Share-based compensation expense		97,167			97,167
Ending Balance at Dec. 31, 2007		11,278,455	67,292	9,123	5,041,458		5,850,618	309,964			412,400,000	168,600,000	37,700,000	0
Ending Balance shares at Dec. 31, 2007			6,729,219	912,300
Net (loss) earnings		1,519,041					1,519,041		(780,700,000)			(780,700,000)		(780,700,000)
Other comprehensive income (loss):
Currency translation adjustment		(478,560)						(478,560)					(25,700,000)	(25,700,000)
Net gain (loss) interest rate swap agreements, net of tax		(91,000)						(91,000)
Pension liability adjustment, net of tax													(36,400,000)	(36,400,000)
Comprehensive (loss) income		949,481												(842,800,000)
Issuance of Class A common stock:
Pursuant to stock option agreements, net of shareholder note receivables		83,643	297		83,346
Pursuant to stock option agreements, net of shareholder note receivables, shares			29,679
Share-based compensation expense		166,774			166,774						100,000
Capital contribution from parent									4,200,000		4,200,000
Ending Balance at Dec. 31, 2008		12,478,353	67,589	9,123	5,291,578		7,369,659	(259,596)		0	416,700,000	(612,100,000)	(24,400,000)	0
Ending Balance shares at Dec. 31, 2008			6,758,898	912,300
Net (loss) earnings		8,189,694
Ending Balance at Oct. 03, 2009
Beginning Balance at Dec. 31, 2008				9,123						0	416,700,000	(612,100,000)	(24,400,000)	0
Beginning Balance shares at Dec. 31, 2008				912,300
Net (loss) earnings									195,300,000			195,300,000		195,300,000
Other comprehensive income (loss):
Currency translation adjustment													8,000,000	8,000,000
Pension liability adjustment, net of tax													4,800,000	4,800,000
Comprehensive (loss) income														208,100,000
Issuance of Class A common stock:
Share-based compensation expense											100,000
Capital contribution from parent									0
Elimination of historical equity (restated)											(416,800,000)	416,800,000	11,600,000
Ending Balance at Dec. 19, 2009											0	0	0
Beginning Balance at Dec. 31, 2008		12,478,353	67,589	9,123	5,291,578		7,369,659	(259,596)		0
Beginning Balance shares at Dec. 31, 2008			6,758,898	912,300
Adjustment for the adoption of uncertain tax positions		(1,000,000)					(1,000,000)
Net (loss) earnings		11,264,057					11,264,057
Other comprehensive income (loss):
Currency translation adjustment		(23,887)						(23,887)
Net gain (loss) interest rate swap agreements, net of tax		74,000						74,000
Comprehensive (loss) income		11,314,170
Cash advances and interest on shareholder note receivable		(805,501)				(805,501)
Dividends paid		(4,746,848)					(4,746,848)
Issuance of Class A common stock:
Pursuant to stock option agreements, net of shareholder note receivables		379,220	18,314		8,230,902	(7,869,996)
Pursuant to stock option agreements, net of shareholder note receivables, shares			1,831,424
Redemption and retirement of common stock			(89)		(57,662)
Redemption and retirement of common stock, shares			(8,926)
Share-based compensation expense		188,588			188,588
Tax benefits related to stock option exercises		545,939			545,939
Ending Balance at Dec. 31, 2009		18,296,170	85,814	9,123	14,199,345	(8,675,497)	12,886,868	(209,483)								100,000
Ending Balance shares at Dec. 31, 2009			8,581,396	912,300
Beginning Balance at Dec. 18, 2009																0	0
Issuance of Class A common stock:
Issuance of 15,000,000 shares of common stock in connection with the emergence from Chapter 11																100,000	171,900,000
Issuance of 789,474 warrants in connection with the emergence from Chapter 11																0	0
Ending Balance at Dec. 20, 2009																100,000	171,900,000
Beginning Balance at Dec. 19, 2009																		0	0
Net (loss) earnings															(3,400,000)			(3,400,000)		(3,400,000)
Other comprehensive income (loss):
Currency translation adjustment																			700,000	700,000
Pension liability adjustment, net of tax																			800,000	800,000
Comprehensive (loss) income																				(1,900,000)
Issuance of Class A common stock:
Capital contribution from parent															0
Ending Balance at Dec. 31, 2009		18,296,170		9,123											170,100,000	100,000		(3,400,000)	1,500,000
Ending Balance shares at Dec. 31, 2009				912,300
Net (loss) earnings	(3,300,000)	14,139,565
Issuance of Class A common stock:
Capital contribution from parent	0
Ending Balance at Oct. 02, 2010		32,145,118
Beginning Balance at Dec. 31, 2009				9,123											170,100,000	100,000	171,900,000	(3,400,000)	1,500,000
Beginning Balance shares at Dec. 31, 2009				912,300
Net (loss) earnings															(13,400,000)			(13,400,000)		(13,400,000)
Other comprehensive income (loss):
Currency translation adjustment																			1,600,000	1,600,000
Pension liability adjustment, net of tax																			(2,300,000)	(2,300,000)
Comprehensive (loss) income																				(14,100,000)
Issuance of Class A common stock:
Share-based compensation expense																	2,800,000
Capital contribution from parent															0
Ending Balance at Dec. 31, 2010																$ 100,000	$ 174,700,000	$ (16,800,000)	$ 800,000